Convertible Instruments and Accrued Interest (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2023	May 31, 2023
Convertible Instruments and Accrued Interest
Schedule of information on dividends of convertible preferred stock

	November 30, 2023			May 31, 2023
(in thousands except conversion rate)	Series B	Series C	Series D	Series B	Series C	Series D
Shares of preferred stock outstanding	19	6	9	19	6	9
Common stock conversion rate	10:1	2,000:1	1,250:1	10:1	2,000:1	1,250:1
Total shares of common stock if converted	190	12,670	10,565	190	12,670	10,565
Undeclared dividends	$17	$-	$-	$15	$-	$-
Accrued dividends	$-	$2,818	$3,231	$-	$2,500	$2,808
Total shares of common stock if dividends converted	34	5,636	6,462	30	5,000	5,616

	May 31, 2023			May 31, 2022
(in thousands except conversion rate)	Series B	Series C	Series D	Series B	Series C	Series D
Shares of preferred stock outstanding	19	6	9	19	7	9
Common stock conversion rate	10:1	2,000:1	1,250:1	10:1	2,000:1	1,250:1
Total shares of common stock if converted	190	12,670	10,565	190	13,806	10,565
Undeclared dividends	$15	$-	$-	$10	$-	$-
Accrued dividends	$-	$2,500	$2,808	$-	$2,014	$1,963
Total shares of common stock if dividends converted	30	5,000	5,616	20	4,028	3,926

Schedule of outstanding balances of convertible notes

	November 30, 2023				May 31, 2023
(in thousands)	April 2, 2021 Note	April 23, 2021 Note	Short-term Notes	Total	April 2, 2021 Note	April 23, 2021 Note	Placement Agent Notes	Total
Convertible notes payable outstanding principal	$4,081	$29,369	$250	$33,700	$6,081	$29,369	$1,000	$36,450
Less: Unamortized debt discount and issuance costs	(102)	(607)	(77)	(786)	(211)	(822)	(286)	(1,319)
Convertible notes payable, net	3,979	28,762	173	32,914	5,870	28,547	714	35,131
Accrued interest on convertible notes	4,261	8,675	-	12,936	3,804	6,789	5	10,598
Outstanding convertible notes payable, net and accrued interest	$8,240	$37,437	$173	$45,850	$9,674	$35,336	$719	$45,729

	May 31, 2023				May 31, 2022
(in thousands)	April 2, 2021 Note	April 23, 2021 Note	Placement Agent Notes	Total	April 2, 2021 Note	April 23, 2021 Note	Total
Convertible notes payable outstanding principal	$6,081	$29,369	$1,000	$36,450	$9,819	$28,500	$38,319
Less: Unamortized debt discount and issuance costs	(211)	(822)	(286)	(1,319)	(512)	(1,566)	(2,078)
Convertible notes payable, net	5,870	28,547	714	35,131	9,307	26,934	36,241
Accrued interest on convertible notes	3,804	6,789	5	10,598	2,599	3,375	5,974
Outstanding convertible notes payable, net and accrued interest	$9,674	$35,336	$719	$45,729	$11,906	$30,309	$42,215

Schedule of reconciliation of changes to outstanding balance of convertible notes

(in thousands)	April 2, 2021 Note	April 23, 2021 Note	Placement Agent Notes	Short-Term Notes	Total
Outstanding balance at May 31, 2023	$9,674	$35,336	$719	$-	$45,729
Consideration received	-	-	975	169	1,144
Amortization of issuance discount and costs	109	215	583	4	911
Interest expense	457	1,886	18	-	2,361
Fair market value of shares and warrants exchanged for repayment	(2,640)	-	(4,379)	-	(7,019)
Difference between market value of common shares and reduction of principal	640	-	2,084	-	2,724
Outstanding balance at November 30, 2023	$8,240	$37,437	$-	$173	$45,850

(in thousands)	April 2, 2021 Note	April 23, 2021 Note	Placement Agent Notes	Total
Outstanding balance at May 31, 2022	$11,906	$30,309	$-	$42,215
Consideration received			696	696
Amortization of issuance discount and costs	564	1,613	18	2,195
Interest expense	1,205	3,414	5	4,624
Fair market value of shares exchanged for repayment	(5,312)	-	-	(5,312)
Difference between market value of common shares and reduction of principal	1,311	-	-	1,311
Outstanding balance at May 31, 2023	$9,674	$35,336	$719	$45,729